The Company and Significant Accounting Policies: (Details Text) $ in Millions	Mar. 31, 2017 USD ($)
The Company and Significant Accounting Policies: [Abstract]
Mixed Company beneficial ownership by Venezuela	55.00%
Mixed Company beneficial ownership by Company	45.00%
Fair value of equipment	$ 11.7